Earnings per share (EPS) (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Earnings Per Share, Basic [Abstract]
Dividends paid or accrued during the year	$ 17,903	$ 11,909	$ 1,536